Borrowings - Schedule of Movement of Debt Discount on Convertible Notes (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Movement Of Debt Discount On Convertible Notes Abstract
Debt discount on convertible notes recognised during the period	$ 1,279,184
Correction of debt discount and derivative liability	292,961
Amortization of debt discount	(1,091,041)
Total debt discount on convertible notes	$ 481,104